Revenue Recognition - Deferred Contract Acquisition Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement In Deferred Contract Acquisition Costs [Roll Forward]
Beginning balance	$ 6,983	$ 2,696	$ 1,242
Additions to deferred contract acquisition costs	7,744	5,857	2,079
Amortization of deferred contract acquisition costs	(3,097)	(1,570)	(625)
Ending balance	$ 11,630	$ 6,983	$ 2,696